CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT
Cash and cash equivalents	$ 106,296	$ 36,332
Grants receivable and other current assets	1,010	1,334
Restricted cash	3,000
Sales taxes receivable	1,656	1,061
Tax credits receivable	515	1,502
Prepaid expenses	1,529	2,697
Total current assets	114,006	42,926
NON-CURRENT
Tax credits receivable	10,247	8,846
Investment - Listed shares	325	1,075
Property, plant and equipment	77,666	69,096
Intangible assets		59
Right-of-use assets	1,505	1,884
Deposits	351	53
Total non-current assets	90,094	81,013
Total assets	204,100	123,939
CURRENT
Accounts payable and other	13,642	9,798
Deferred grants	785	1,255
Convertible notes	16,240	53,624
Derivative warrant liability	15,589
Current portion of lease liabilities	470	451
Current portion of borrowings	250	480
Total current liabilities	46,976	65,608
NON-CURRENT
Asset retirement obligation	1,463	987
Lease liabilities	1,240	1,636
Borrowings	764	1,278
Total non-current liabilities	3,467	3,901
Total liabilities	50,443	69,509
EQUITY
Share capital	411,240	238,823
Other reserves	3,680	7,692
Contributed surplus	32,609	28,502
Deficit	(293,872)	(220,587)
Total equity	153,657	54,430
Total liabilities and equity	$ 204,100	$ 123,939